Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liability [Abstract]
Schedule of Warrant Liability	The following table reconciles the warrant liability.
For the year ended,	December 31, 2025		December 31, 2024
($ thousands, unless otherwise noted)	Warrants (’000)	Amount	Warrants (’000)	Amount
Balance, beginning of year	7,527	$18,304	7,527	$18,630
Change in fair value	-	(14,176)	-	(326)
Balance, end of year	7,527	$4,128	7,527	$18,304
Common shares issuable on exercise	7,527	-	7,527	-

Schedule of Fair Value of Each Warrant was Estimated Using the Black Scholes Merton Model

The fair value of each warrant was estimated using the Black Scholes Merton model with the following assumptions:

	December 31, 2025	December 31, 2024
Share price $USD	$4.76	$7.06
Exercise price $USD	$9.82	$11.50
Average risk-free interest rate	2.57%	4.49%
Average expected volatility (1)	39%	45%
Average expected life (years)	2.75	3.75

(1)	Expected volatility has been based on historical share volatility and that of similar market participants.